Goodwill - Goodwill by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill, Beginning balance	$ 1,196	$ 1,194
Acquisitions	289	29
Foreign exchange and other	(12)	(27)
Goodwill, Ending balance	1,473	1,196
North America [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	644	651
Acquisitions	75	2
Foreign exchange and other	(18)	(9)
Goodwill, Ending balance	701	644
Europe And Other [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	392	402
Acquisitions	206	2
Foreign exchange and other	13	(12)
Goodwill, Ending balance	611	392
Rest Of World And Other [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	160	141
Acquisitions	8	25
Foreign exchange and other	(7)	(6)
Goodwill, Ending balance	$ 161	$ 160